Revenues (Tables)	6 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Schedule of revenue
	For six months ended December 31,
	2022	2021
Installation and maintenance	$24,301,679	$21,979,399
Housekeeping	8,990,258	8,009,015
Senior care services	1,590,075	3,040,664
Sales of E-watch	1,967,170	1,050,404
Sales of pharmaceutical products	1,380,344	-
Educational consulting services	647,442	-
Total	$38,876,968	$34,079,482